Note 7 - Stock Incentive Plan - Summary of the Status of the Company's Non-vested Shares (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Unvested, shares (in shares) | shares	56,745
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.10
Granted (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Vested (in shares) | shares	0
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Unvested, shares (in shares) | shares	56,745
Unvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 5.10